UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:  June 30, 2003

Check here if Amendment [ ]: Amendment Number:_______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Schooner Capital LLC
Address:	745 Atlantic Avenue, 11th Floor
		Boston, MA  02111

13F file number:  028-06483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Elizabeth Robinson
Title:	Controller
Phone:	(617) 357-9031

Signature, Place, and Date of signing:

Elizabeth Robinson 	Boston, MA 		August 7, 2003
------------------	----------		----------------
[Signature]		[City, State]		[Date]



Report Type (Check only one.):

[X]	13F HOLDING REPORT
[ ]  	13F NOTICE
[ ]	13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	3
Form 13F Information Table Value Total:	$152,996


List of Other Included Managers:

None






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                                                   Form 13F Information Table

                               Title of              Value     SHRS OR SH/ PUT/  INVESTMENT OTHER       VOTING AUTHORITY
           Name of Issuer        Class    Cusip     (x$1000)   PRN AMT PRN CALL  DISCRETION MNGRS   SOLE   SHARED   NONE
------------------------------ -------- ----------- --------  --------- -------- ---------- -----  ----------------------
IRON MTN INC PA                  COM    462846 10 6  152,222  4,104,114   SH     SOLE              2,792,741    1,311,373

BIOPURE CORP CL A                CL A   09065H 10 5      502     83,041   SH     DEFINED                           83,041

GOLF TR AMER INC                 COM    38168B 10 3      272     85,000   SH     SOLE                 85,000

                                                     152,996  4,272,155
